Warrant Liability - Summary of Warrant Liability (Detail)	3 Months Ended			12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CAD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of Warrants, Opening Balance | shares	21,203,411	21,203,411	13,901,859	13,901,859	13,901,859	4,933,231	4,933,231
Number of Warrants, exercised | shares	(2,400,000)	(2,400,000)		(1,018,506)	(1,018,506)	(6,500)	(6,500)
Number of Warrants, expired | shares				(135,824)	(135,824)
Number of Warrants, Ending Balance | shares	22,303,411	22,303,411		21,203,411	21,203,411	13,901,859	13,901,859
Warrant liability, Opening Balance	$ 3,621,444		$ 11,250,167	$ 11,250,167		$ 17,849,460
Warrant liability, exercised	(555,120)			(3,742,824)		(28,949)
Warrant liability, expired				0		0
Warrant liability, Foreign exhange adjustment during the year	51,091		106,057	(17,687)		984,462
Warrant liability, Fair value adjustment during the year	1,117,476		$ (10,476,625)	19,800,645		17,095,220
Warrant liability, Ending Balance	$ 2,373,057			$ 3,621,444		$ 11,250,167
Issue of warrants expiring, March 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, issued | shares				8,455,882	8,455,882
Warrants issued					$ 15,897,059
Issue of warrants expiring, August 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring | shares						7,679,574	7,679,574
Warrant liability, expiring							$ 6,297,251
Issue of warrants expiring, April 10, 2023 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, expiring | shares						1,295,554	1,295,554
Warrant liability, expiring							$ 5,212,087
Issue of warrants expiring, March 27, 2025 [member]
Disclosure of classes of share capital [line items]
Number of Warrants, issued | shares	3,500,000	3,500,000
Warrants issued		$ 475,300